Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2020
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Basis of preparation
Basis of preparation
The unaudited condensed consolidated financial statements (the “financial statements”) for the three months and nine months ended September 30, 2020 have been prepared in accordance with International Accounting Standard 34, “
Interim Financial Reporting”
(“IAS 34”). The significant accounting policies and methods of computation applied in the preparation of the financial statements are consistent with those applied in the Company’s annual financial statements for the year ended December 31, 2019. No new standards, amendments or interpretations have had an impact on the financial statements for the three months and nine months ended September 30, 2020. The financial statements comprise the financial statements of the Group at September 30, 2020. The financial statements are presented in pounds sterling, which is also the Company’s functional currency. All values are rounded to the nearest thousand, except where otherwise indicated.
The financial statements do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Company’s annual financial statements for the year ended December 31, 2019.
In the opinion of management, these unaudited condensed consolidated financial statements include all normal recurring adjustments necessary for a fair statement of the results of operations, financial position and cash flows. The results of operations for the three months and nine months ended September 30, 2020 are not necessarily indicative of the results that can be expected for the Company’s fiscal year ending December 31, 2020.

Going concern
Going concern
In common with many companies in the biopharmaceutical sector, the Company incurs significant expenditure in its early years as it researches and develops its potential products for market.
The Company’s board of directors, having reviewed the operating budgets and development plans, considers that the Company has adequate resources to continue in operation for the foreseeable future. The board of directors is therefore satisfied that it is appropriate to adopt the going concern basis of accounting in preparing the financial statements. The Company believes that its cash and cash equivalents of £100.7 million at September 30, 2020 will be sufficient to fund its current operating plan for at least the next 12 months. Further, the directors have conducted a full assessment of the impact of
COVID-19
on the going concern status of the Company and have concluded that it will not have a significant negative impact on the cash outflows of the Company over the period assessed for going concern purposes. During the second quarter of 2020, the Company temporarily paused and then subsequently re-commenced
the enrollment of new patients in clinical trials as a result of
COVID-19,
resulting in the costs relating to these activities being deferred.
As the Company continues to incur losses, the transition to profitability is dependent upon the successful development, approval and commercialization of its product candidates and achieving a level of revenues adequate to support its cost structure. The Company may never achieve profitability, and unless and until it does, it will continue to need to raise additional capital. There can be no assurances, however, that additional funding will be available on acceptable terms.

COVID-19
COVID-19
In response to the
COVID-19
pandemic, all of the Company’s offices have been closed with employees continuing their work outside of the offices and the Company has restricted on-site
staff access to only those required to execute their job responsibilities.
In April 2020, the Company announced that in order to ease the burden on clinical trial sites and enable healthcare professionals to focus their efforts on caring for patients with
COVID-19,
the enrollment of new patients in the Company’s ongoing clinical trials was temporarily paused. There was no interruption to the treatment of patients enrolled at that time. In May 2020, the Company announced that enrollment of new patients in the Company’s clinical trials, including the global Phase 3 clinical trial for patients with biliary tract cancer (NuTide:121), the Phase 1 and Phase 1b clinical trials of
NUC-3373
and the Phase 1 clinical trial of
NUC-7738,
had
re-commenced.
While the Company continues to evaluate the impact of
COVID-19
on its operations, the Company believes that this pandemic will inevitably cause some delays to the timing of initiation and completion of its clinical trials. The overall impact is currently unknown and the Company is continuing to monitor the impact of
COVID-19.
COVID-19
has had no impact on the judgements and estimates used in the preparation of these financial statements.

Judgements and estimates
Judgements and estimates
The accounting estimates and judgements made by management in applying the Group’s accounting policies that have the most significant effect on the amounts included within these financial statements, were the same as those that applied to the annual financial statements for the year ended December 31, 2019.